International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of condensed statements of cash flows of Parent Company

(Dollars in Thousands)

	2020	2019	2018
Operating activities:
Net income	$167,319	$205,104	$215,931
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	27	—	—
Unrealized loss (gain) on equity securities with readily determinable fair values	22	(16)	330
Stock compensation expense	743	980	1,035
Increase (decrease) in other liabilities	2,467	(58)	(1,479)
Equity in undistributed net income of subsidiaries	(41,641)	(84,234)	(111,135)
Net cash provided by operating activities	128,937	121,776	104,682
Investing activities:
Net increase in notes receivable	—	(12,100)	—
(Decrease) increase in other assets and other investments	31,289	5,915	(7,891)
Net cash provided by (used in) investing activities	31,289	(6,185)	(7,891)
Financing activities:
Redemption of long-term debt	—	(25,774)	—
Proceeds from stock transactions	542	1,923	1,522
Payments of cash dividends - common	(69,928)	(68,670)	(49,599)
Repurchase of outstanding common stock warrant	—	—	(29,005)
Purchase of treasury stock	(48,878)	(17,845)	(19,042)
Net cash used in financing activities	(118,264)	(110,366)	(96,124)
Increase in cash	41,962	5,225	667
Cash at beginning of year	24,290	19,065	18,398
Cash at end of year	$66,252	$24,290	$19,065